Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,167	$ 19,795	[1]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,350	9,725		$ 9,949
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,749	10,001		$ 8,535
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 68	$ 69

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).